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NATIONWIDE LIFE INSURANCE COMPANY                              [NATIONWIDE LOGO]
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OH 43215-2220


May 4, 1998


VIA EDGAR

The United States Securities
   and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


Subject: Nationwide VLI Separate Account - 2
         Nationwide Life Insurance Company
         SEC File No.  333-27133
         CIK No.  0000820914

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide VLI Separate Account - 2 (the "Variable Account") and Nationwide Life Insurance Company (the "Company"), we certify that the form of the Prospectus and the Statement of Additional Information that would have been filed under paragraphs (b) or (c) under Rule 497 does not differ from the form of the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 1 to the Registration Statement for the Company and the Variable Account which became effective May 1, 1998.

Please contact the undersigned at (614) 249-0075 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY


Heather Harker, Esq.
Compliance Manager

cc:      Mr. Kevin Kirchoff, Esq.
         Branch Chief
         Stop 5-6
         Office of Insurance Products and Legal Compliance